Income Tax: (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Details 2 [Abstract]
Accounts payable and accrued expenses future tax	$ 28,507	$ 33,869
Property, plant and equipment future tax	(3,714)	(5,248)
Total temporary differences	24,793	28,621
Net operating loss carry forward	40,192,459	37,543,580
Alternative minimum tax credit	19,871	19,871
Total temporary differences, operating lossesand tax credit carry forwards	40,237,123	37,592,072
Valuation allowance	(40,237,123)	(37,592,072)
Net deferred tax asset	$ 0	$ 0